Other Long-term investments - Summary of Other Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Long Term Investments [Abstract]
Prepayments for long-term investments		$ 2,924
Other long-term investments, gross	$ 16,152	8,651
Less: Impairment	4,038
Other long-term investments	$ 12,114	$ 8,651